SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 CNY (¥)
Cash and Cash Equivalents [Line Items]
Cash on hand	¥ 719			¥ 118,613
Total cash balances held at financial institutions	296,564,490			163,999,468
Total cash balances	296,565,209	$ 45,450,607		164,118,081
Deposits insured	¥ 13,402,156			¥ 8,665,785
Interest rate, term deposits	1.00%	1.00%	1.00%	2.40%
Bank deposits with financial institution	¥ 160,349,418	$ 24,574,623		¥ 69,762,000
The PRC
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	291,535,602			155,821,589
Deposits insured	500,000
The PRC | RMB
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	68,083,153			52,225,475
The PRC | US$
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	223,435,361			103,577,057
Bank deposits with financial institution	160,349,418			69,762,000
The PRC | HKD
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	17,088			19,057
Japan
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	5,028,888			8,177,879
Deposits insured			¥ 10,000,000
Japan | Yen
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	¥ 5,028,888			¥ 8,177,879